Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	pimcoeqtyser-20180223_SupplementTextBlock

PIMCO Equity Series

Supplement dated February 23, 2018 to the
Prospectus and REALPATH® Blend Funds Prospectus, each dated October 27, 2017, each as supplemented from time to time (the "Prospectuses"), and to the Statement of
Additional Information dated October 27, 2017, as supplemented from time to time
(the "SAI")

Disclosure Related to Class P Shares

Effective April 27, 2018, the name of Class P for all series of PIMCO Equity Series and PIMCO Funds, an affiliated open-end investment company, that offer such class will be changed to I-2. Accordingly, effective April 27, 2018, all references to Class P in the Prospectuses and SAI will be updated to reflect the name change.